Supplemental Guarantor Condensed Financial Information (Intercompany Cash And Non-Cash Transactions) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party [Roll Forward]
Ending Balance	$ 0	$ 0	$ 0
Parent Company [Member]
Related Party [Roll Forward]
Beginning Balance	1,305.5	1,566.7	1,210.4	1,169.7
Convertible notes and other debt		0	0	0
Deferred tax	0	7.1	5.9	8.0
Equity based awards	2.9	11.7	11.7	12.7
Foreign currency and other	0	0	(3.4)	(1.0)
Cash transactions	(23.8)	(280.0)	342.1	21.0
Ending Balance	$ 1,284.6	$ 1,305.5	$ 1,566.7	$ 1,210.4